Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	American Funds Money Market Fund
Central Index Key	0001454975
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
American Funds Money Market Fund® | Class A
Prospectus:
Trading Symbol	AFAXX
American Funds Money Market Fund® | Class 529-F-1
Prospectus:
Trading Symbol	FARXX
American Funds Money Market Fund® | Class R-1
Prospectus:
Trading Symbol	RAAXX
American Funds Money Market Fund® | Class R-2
Prospectus:
Trading Symbol	RABXX
American Funds Money Market Fund® | Class R-3
Prospectus:
Trading Symbol	RACXX
American Funds Money Market Fund® | Class R-4
Prospectus:
Trading Symbol	RADXX
American Funds Money Market Fund® | Class R-5
Prospectus:
Trading Symbol	RAEXX
American Funds Money Market Fund® | Class R-6
Prospectus:
Trading Symbol	RAFXX
American Funds Money Market Fund® | Class B
Prospectus:
Trading Symbol	AFBXX
American Funds Money Market Fund® | Class C
Prospectus:
Trading Symbol	AFCXX
American Funds Money Market Fund® | Class F-1
Prospectus:
Trading Symbol	AFFXX
American Funds Money Market Fund® | Class F-2
Prospectus:
Trading Symbol	AFGXX
American Funds Money Market Fund® | Class 529-A
Prospectus:
Trading Symbol	AAFXX
American Funds Money Market Fund® | Class 529-B
Prospectus:
Trading Symbol	BAFXX
American Funds Money Market Fund® | Class 529-C
Prospectus:
Trading Symbol	CCFXX
American Funds Money Market Fund® | Class 529-E
Prospectus:
Trading Symbol	EAFXX
American Funds Money Market Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEXX
American Funds Money Market Fund® | Class R-5E
Prospectus:
Trading Symbol	RAGXX